16. Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Intangible assets
16.	Intangible assets

Intangible assets acquired separately are measured at cost, less amortization and impairment losses, if any. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expenses when incurred.

Intangible assets consist mainly of software acquired from third parties, software developed for internal use, commercial rights (stores’ rights of use), customer lists and brands.

Intangible assets with definite useful lives are amortized by the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their useful lives (5 to 10 years). The weighted average amortization rate is 10.82%, beginning the amortization when the assets become operational.

Intangible assets with indefinite useful lives are not amortized, but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of operations in the year the asset is derecognized.

	Balance at 2018	Additions	Business combination (*)	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer (***)	Deconsolidation Via Varejo	Balance at 2019

Goodwill	1,148	-	165	-	-	-	3	(1)	-	1,315
Tradename	39	-	2,949	-	-	-	66	8	-	3,062
Commercial rights (note 16.2)	111	24	-	-	-	-	-	-	-	135
Software	621	274	60	(110)	(7)	-	1	124	(75)	888
	1,919	298	3,174	(110)	(7)	-	70	131	(75)	5,400
Right of use:
Right of use Paes Mendonça (**)	819	-	-	(45)	-	6	-	-	-	780
Software	80	-	-	(24)	(1)	-	-	-	1	56
	899	-	-	(69)	(1)	6	-	-	1	836
Total	2,818	298	3,174	(179)	(8)	6	70	131	(74)	6,236

(*) See note 13.1

(**) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores for a 30-years term

(***) Refers substantially to transfers from property and equipment (see note 15).

	Balance at 2017	Additions	Company acquisition (*)	Amortization	Write-off	Transfer	Assets held for sale and discontinued operations	Balance at 2018
	Restated							Restated

Goodwill	1,107	-	41	-	-	-	-	1,148
Tradename	39	-	-	-	-	251	(251)	39
Commercial rights (note 16.2)	86	24	-	(5)	-	6	-	111
Software	551	534	-	(91)	(29)	(256)	(88)	621
	1,783	558	41	(96)	(29)	1	(339)	1,919
Right of use:
Right of use Paes Mendonça (**)	-	179	-	(7)	-	647	-	819
Software	95	-	-	(27)	-	12	-	80
	95	179	-	(34)	-	659	-	899
Total	1,878	737	41	(130)	(29)	660	(339)	2,818

(*) See note 13.2.

(**) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores for a 30-years term

	2019			2018
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
					Restated

Goodwill	2,425	(1,110)	1,315	2,259	(1,111)	1,148
Tradename	3,062	-	3,062	39	-	39
Commercial rights (note 16.2)	135	-	135	111	-	111
Software	1,715	(827)	888	1,200	(579)	621
	7,337	(1,937)	5,400	3,609	(1,690)	1,919
Lease-right of use:
Right of use Paes Mendonça (**)	836	(56)	780	832	(13)	819
Software	321	(265)	56	225	(145)	80
	1,157	(321)	836	1,057	(158)	899
Total intangibles	8,494	(2,258)	6,236	4,666	(1,848)	2,818
16.1.	Impairment assessment on intangible assets with indefinite useful life, including goodwill

The impairment test of intangibles uses the same practices described in Note 15 Property and equipment.

For impairment testing purposes, goodwill acquired through business combinations and licenses (brands) with indefinite life were allocated to a group of cash generating units, which correspond to our operating segments. They are retail and Cash and Carry, referring to the “ASSAÍ” brand.

CGU’s recoverable value is calculated using the value in use based on estimated cash flow based on financial budgets approved by Board of Directors for the next three years. The discount rate used on cash flow projections was 8.4% (10.1% in 2018), and the cash flows exceeding the three-year period are extrapolated using a 4.8% growth rate (5.5% on December 31, 2018). Based on this analysis no impairment charges were recorded.

Sensitivity analysis

Based on the probable scenario, a sensitivity analysis was made for a 0.5 percentage points increase / decrease in the discount rate and growth rate. In any combination, the value of the segment's cash flow is higher than its book value. As a result of this analysis, there was no need to record a provision for impairment of these assets.

16.2.	Commercial right

Commercial rights are the right to operate the stores under acquired rights, or through business combinations.

Commercial rights are considered recoverable, either through the expected cash flows of the related store or the sale to third parties.

Commercial rights with a defined useful life are tested using the same assumptions for the Company's impairment test, following the term of use of these assets.

16.3.	Additions to intangible assets for cash flow presentation purposes:
	2019	2018
		Restated

Additions	298	737
Lease	(1)	-
Intangible assets financing - Addition	(23)	(59)
Intangible assets financing - Payments	46	37
Total	320	715